Strategic Investments - EnWave Corporation (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 29, 2020 CAD ($) $ / shares shares	Apr. 25, 2019 CAD ($) day $ / shares shares	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($) $ / shares shares	Jun. 30, 2020 $ / shares shares
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Share price (in CAD per share) | $ / shares					$ 12.42
Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Unrealized loss on changes in fair value			$ 43,613	$ 78,837
EnWave | Marketable securities designated at FVTOCI
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of common shares acquired (in shares) | shares		5,302,227
Proportion of ownership interest in investment		4.90%
Number of shares exchanged for purchase of common shares (in shares) | shares		840,576
Shares exchanged for purchase of common shares, at fair value		$ 10,000
Shares exchanged for purchase of common shares, at fair value, volume weighted average trading price, period | day		5
Number of shares sold (in shares) | shares	5,302,227
Share price (in CAD per share) | $ / shares	$ 0.80
Proceeds from sale of common shares	$ 4,100
Quoted stock price (in CAD per share) | $ / shares		$ 1.89
Loss on sale of shares		$ 5,900
Unrealized loss on changes in fair value		$ 8,500
Total shareholdings (in shares) | shares				5,302,227	0
Financial assets, at fair value				$ 12,600
Share price (in CAD per share) | $ / shares				$ 2.38
Gain recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement				$ 2,600